Financial instruments and risk management (Details 5) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	R$ 3,021,383
Accumulated variation in debt
Fair value of the active tip of the swap	3,021,383
Fair value of the passive tip of the swap	(2,955,599)
Swap result	65,784
Probable Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,021,383
Fair value of the active tip of the swap	3,021,383
Fair value of the passive tip of the swap	(2,955,599)
Swap result	65,784
Probable Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,021,383
Fair value of the active tip of the swap	3,021,383
Fair value of the passive tip of the swap	(2,955,599)
Swap result	65,784
Probable Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,021,383
Fair value of the active tip of the swap	3,021,383
Fair value of the passive tip of the swap	(2,955,599)
Swap result	65,784
Probable Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,021,383
Fair value of the active tip of the swap	3,021,383
Fair value of the passive tip of the swap	(2,955,599)
Swap result	65,784
Possible Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,172,288
Accumulated variation in debt	150,905
Fair value of the active tip of the swap	3,172,288
Fair value of the passive tip of the swap	(2,955,599)
Swap result	216,689
Accumulated variation in swap	150,905
Possible Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,023,281
Accumulated variation in debt	1,898
Fair value of the active tip of the swap	3,023,281
Fair value of the passive tip of the swap	(2,955,599)
Swap result	67,683
Accumulated variation in swap	1,898
Possible Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,931,457
Accumulated variation in debt	(89,926)
Fair value of the active tip of the swap	2,931,457
Fair value of the passive tip of the swap	(2,955,599)
Swap result	(24,142)
Accumulated variation in swap	(89,926)
Possible Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,021,331
Accumulated variation in debt	(52)
Fair value of the active tip of the swap	3,021,331
Fair value of the passive tip of the swap	(2,964,259)
Swap result	57,072
Accumulated variation in swap	(8,712)
Final result	(8,660)
Remote Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,323,193
Accumulated variation in debt	301,810
Fair value of the active tip of the swap	3,323,193
Fair value of the passive tip of the swap	(2,955,599)
Swap result	367,594
Accumulated variation in swap	301,810
Remote Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,025,180
Accumulated variation in debt	3,797
Fair value of the active tip of the swap	3,025,180
Fair value of the passive tip of the swap	(2,955,599)
Swap result	69,581
Accumulated variation in swap	3,797
Remote Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,846,661
Accumulated variation in debt	(174,722)
Fair value of the active tip of the swap	2,846,661
Fair value of the passive tip of the swap	(2,955,599)
Swap result	(108,938)
Accumulated variation in swap	(174,722)
Remote Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	3,021,278
Accumulated variation in debt	(105)
Fair value of the active tip of the swap	3,021,278
Fair value of the passive tip of the swap	(2,973,018)
Swap result	48,261
Accumulated variation in swap	(17,523)
Final result	R$ (17,419)